INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Reconciliation of share of profit in investments in associates (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Equity value on income of associates	$ 4,041,118	$ 3,248,680	$ (2,495,621)
Unrealized earnings from product inventory acquired from associates and not sold at the end of the period, which is presented as a discount in the respective asset account (containers and / or inventory)	(512,131)	(528,122)	(394,490)
Amortization goodwill in the sale of fixed assets of Envases CMF S.A.	42,633	85,266	85,266
Amortization goodwill preferred rights CCDV S.A.	(478,518)	(523,061)	(610,238)
Income statement balance	$ 3,093,102	$ 2,228,763	$ (3,415,083)